July 30, 2007

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:                  Evergreen Equity Trust (the "Trust")
                        Evergreen Balanced Fund
                        No. 333-37453/811-08413

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds' prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 108 to Registration Statement No. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on July 27, 2007.

If you have any questions or would like further information, please call me at (617) 210-3681.

Very truly yours,

/s/ Kate Mohrfeld

Kate Mohrfeld